Net Loss Per Share Attributable To Common Stockholders - Additional Information (Detail) - Bird Rides [Member] - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted average number of shares outstanding, Basic and diluted	58,156,529	44,660,774	55,865,840	40,117,503	42,482,507	24,053,549
Basic and diluted loss per share	$ (0.72)	$ (0.98)	$ (3.04)	$ (4.09)	$ (4.90)	$ (16.11)
Previously Reported [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Weighted average number of shares outstanding, Basic and diluted					50,610,000	39,290,000
Basic and diluted loss per share					$ (4.11)	$ (9.86)